NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
NET INCOME PER SHARE
Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Numerator:
Numerator for basic and diluted (loss) income per share	(99,941)	(62,712)	3,002
Denominator:
Denominator for basic (loss) income per share weighted average ordinary shares outstanding	43,505,175	44,372,326	46,654,853
Denominator for diluted (loss) income per share weighted average ordinary shares outstanding	43,505,175	44,372,326	46,654,853

Basic (loss) income per share	(2.30)	(1.41)	0.06
Diluted (loss) income per share	(2.30)	(1.41)	0.06